Net Loss Per Share Attributable to Common Stockholders - Schedule of the Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Numerator [Abstract]
Net loss	$ (286,548)	$ (81,840)	$ (187,317)	$ (203,143)
Denominator [Abstract]
Weighted-average shares used in computing net loss attributable to common stockholders, basic and diluted (in shares)	87,293	36,090	36,406	32,724
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (3.28)	$ (2.27)	$ (5.15)	$ (6.21)